Intangible Assets And Goodwill	12 Months Ended
Jul. 02, 2011
Intangible Assets And Goodwill
Intangible Assets And Goodwill

Note 3 – Intangible Assets and Goodwill

The primary components of the corporation's intangible assets reported in continuing operations and the related amortization expense are as follows:

In millions	Gross	Accumulated Amortization	Net Book Value
2011
Intangible assets subject to amortization
Trademarks	$231	$104	$127
Customer relationships	142	106	36
Computer software	411	313	98
Other contractual agreements	10	5	5
	$794	$528	$266
Trademarks and brand names not subject to amortization			56
Net book value of intangible assets			$322
2010
Intangible assets subject to amortization
Trademarks	$160	$ 81	$ 79
Customer relationships	100	87	13
Computer software	352	258	94
Other contractual agreements	5	4	1
	$617	$430	187
Trademarks and brand names not subject to amortization			54
Net book value of intangible assets			$241

The year-over-year change in the value of trademarks and brand names and customer relationships is primarily due to changes in foreign currency exchange rates and the impact of acquisitions during the year. In 2011, the North American Retail and International Beverage segments acquired companies that created $47 million of trademarks and brand names, $34 million of customer relationships and $5 million of other contractual agreements. The amortization expense reported in continuing operations for intangible assets subject to amortization was $62 million in 2011, $55 million in 2010 and $59 million in 2009. The estimated amortization expense for the next five years, assuming no change in the estimated useful lives of identifiable intangible assets or changes in foreign exchange rates, is as follows: $44 million in 2012, $40 million in 2013, $36 million in 2014, $31 million in 2015 and $14 million in 2016. At July 2, 2011, the weighted average remaining useful life for trademarks is 18 years; customer relationships is 13 years; computer software is 4 years; and other contractual agreements is 8 years.

During 2009, the corporation recognized impairment charges of $79 million related to certain trademarks associated with the International Bakery segment. These charges are more fully described in Note 4 to the Consolidated Financial Statements, "Impairment Charges." In 2009, trademarks of $8 million and customer relationships and other contractual agreements of $3 million were recognized with the acquisition of the Café Moka, a Brazilian based producer and wholesaler of coffee.

Goodwill In November 2010, the International Beverage segment acquired Damasco, a Brazilian coffee company, for $32 million and assumed debt of $27 million and recognized $23 million of goodwill. In May 2011, the North American Retail segment acquired Aidells, a gourmet sausage company, for $87 million and recognized $36 million of goodwill. In 2009 the International Beverage segment acquired Café Moka, a Brazilian coffee company, for $10 million and assumed debt of $20 million and recognized $18 million of goodwill.

In 2009, non-deductible goodwill of $107 million and $124 million was impaired in the North American foodservice beverage and Spanish bakery reporting units, respectively. These charges are more fully described in Note 4 to the Consolidated Financial Statements, "Impairment Charges."

The goodwill reported in continuing operations associated with each business segment and the changes in those amounts during 2011 and 2010 are as follows:

In millions	North Ame- rican Retail	North American Food- service	Inter- national Beverage	Inter- national Bakery	Total
Net book value at June 27, 2009
Gross goodwill	$103	$ 729	$322	$ 705	$ 1,859
Accumulated impairment losses	–	(489)	(92)	(524)	(1,105)
Net goodwill	103	240	230	181	754
Foreign exchange/other	–	–	(16)	(19)	(35)
Net book value at July 3, 2010
Gross goodwill	103	729	306	686	1,824
Accumulated impairment losses	–	(489)	(92)	(524)	(1,105)
Net goodwill	103	240	214	162	719
Foreign exchange/other	–	–	38	26	64
Acquisitions	36	–	23	–	59
Held for sale	–	(31)	–	–	(31)
Net book value at July 2, 2011
Gross goodwill	139	698	367	712	1,916
Accumulated impairment losses	–	(489)	(92)	(524)	(1,105)
Net goodwill	$139	$ 209	$275	$ 188	$ 811